Foreign Currency Translation	12 Months Ended
Dec. 31, 2015
Foreign Currency Translation

13. Foreign currency translation

In January of 2014, the Venezuelan government announced that the exchange rate to be applied to the settlement of certain transactions, including foreign investments and royalties would be changed to the SICAD I rate. As a result, the company began using this rate to remeasure its Venezuelan subsidiary’s financial statements into U.S. dollars. As the company believes that the SIMADI rate is now more representative of what it might expect to receive in a dividend transaction, the company began using the SIMADI rate effective as of September 30, 2015. During the years ended December 31, 2015, 2014 and 2013, the company recorded foreign exchange losses related to its Venezuelan subsidiary of $8.4 million, $7.4 million and $6.5 million, respectively.

At December 31, 2015, the company’s operations in Venezuela had an immaterial amount of net monetary assets denominated in local currency.

During the years ended December 31, 2015, 2014 and 2013, the company recognized foreign exchange gains (losses) in “Other income (expense), net” in its consolidated statements of income of $8.1 million, $(7.0) million and $10.4 million, respectively.